Distribution Date:	08/17/26	BBCMS Mortgage Trust 2023-5C23
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2023-5C23

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Daniel Schmidt	SPLegalNotices@barclays.com;
				CMBSsecuritization@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Cash Flows	6		Association
			Executive Vice President – Division Head	Fax Number: (913) 253-9001
Bond / Collateral Reconciliation - Balances	7
			10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	LNR Partners, LLC
Mortgage Loan Detail (Part 1)	13-14		Heather Bennett and Job Warshaw	hbennett@starwood.com; jwarshaw@lnrpartners.com
Mortgage Loan Detail (Part 2)	15-16			and lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Principal Prepayment Detail	17
		Trustee	Computershare Trust Company, N.A.
Historical Detail	18
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	19			trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Specially Serviced Loan Detail - Part 1	21
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22			trustadministrationgroup@computershare.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Bond / Collateral Loss Reconciliation Detail	25		Attention: BBCMS 2023-5C23 – Surveillance Manager	cmbs.notices@parkbridgefinancial.com
Interest Shortfall Detail - Collateral Level	26		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Supplemental Notes	27	Directing Holder	LNR Securities Holdings, LLC
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-2	05493QAA3	6.198000%	107,017,000.00	107,016,999.99	235,482.20	552,742.80	0.00	0.00	788,225.00	106,781,517.79	29.79%	30.00%
A-3	05493QAB1	6.675000%	397,907,000.00	397,907,000.00	0.00	2,213,357.69	0.00	0.00	2,213,357.69	397,907,000.00	29.79%	30.00%
A-S	05493QAD7	7.701200%	71,230,000.00	71,230,000.00	0.00	457,130.42	0.00	0.00	457,130.42	71,230,000.00	19.88%	20.13%
B	05493QAE5	7.701200%	38,771,000.00	38,771,000.00	0.00	248,819.37	0.00	0.00	248,819.37	38,771,000.00	14.49%	14.75%
C	05493QAF2	7.701200%	28,853,000.00	28,853,000.00	0.00	168,080.70	0.00	0.00	168,080.70	28,853,000.00	10.48%	10.75%
D	05493QAQ8	7.701200%	12,623,000.00	12,623,000.00	0.00	0.00	0.00	0.00	0.00	12,623,000.00	8.72%	9.00%
E	05493QAS4	7.701200%	12,623,000.00	12,623,000.00	0.00	0.00	0.00	0.00	0.00	12,623,000.00	6.96%	7.25%
F	05493QAU9	5.000000%	9,016,000.00	9,016,000.00	0.00	0.00	0.00	0.00	0.00	9,016,000.00	5.71%	6.00%
G	05493QAW5	5.000000%	7,214,000.00	7,214,000.00	0.00	0.00	0.00	0.00	0.00	7,214,000.00	4.71%	5.00%
H	05493QAY1	5.000000%	11,721,000.00	11,721,000.00	0.00	0.00	0.00	0.00	0.00	11,721,000.00	3.08%	3.38%
J-RR	05493QBA2	7.701200%	24,345,000.00	22,188,073.61	0.00	0.00	0.00	74,132.38	0.00	22,113,941.23	0.00%	0.00%
R	05493QBC8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			721,320,000.00	719,163,073.60	235,482.20	3,640,130.98	0.00	74,132.38	3,875,613.18	718,853,459.02

X-A	05493QAC9	1.127299%	504,924,000.00	504,923,999.99	0.00	474,333.62	0.00	0.00	474,333.62	504,688,517.79
X-F	05493QAJ4	2.701200%	9,016,000.00	9,016,000.00	0.00	20,295.02	0.00	0.00	20,295.02	9,016,000.00
X-G	05493QAL9	2.701200%	7,214,000.00	7,214,000.00	0.00	16,238.72	0.00	0.00	16,238.72	7,214,000.00
X-H	05493QAN5	2.701200%	11,721,000.00	11,721,000.00	0.00	26,383.98	0.00	0.00	26,383.98	11,721,000.00
Notional SubTotal			532,875,000.00	532,874,999.99	0.00	537,251.34	0.00	0.00	537,251.34	532,639,517.79

Deal Distribution Total					235,482.20	4,177,382.32	0.00	74,132.38	4,412,864.52

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-2	05493QAA3	999.99999991	2.20041863	5.16499995	0.00000000	0.00000000	0.00000000	0.00000000	7.36541858	997.79958128
A-3	05493QAB1	1,000.00000000	0.00000000	5.56250001	0.00000000	0.00000000	0.00000000	0.00000000	5.56250001	1,000.00000000
A-S	05493QAD7	1,000.00000000	0.00000000	6.41766699	0.00000000	0.00000000	0.00000000	0.00000000	6.41766699	1,000.00000000
B	05493QAE5	1,000.00000000	0.00000000	6.41766707	0.00000000	0.00000000	0.00000000	0.00000000	6.41766707	1,000.00000000
C	05493QAF2	1,000.00000000	0.00000000	5.82541503	0.59225211	0.59225211	0.00000000	0.00000000	5.82541503	1,000.00000000
D	05493QAQ8	1,000.00000000	0.00000000	0.00000000	6.41766696	55.04955003	0.00000000	0.00000000	0.00000000	1,000.00000000
E	05493QAS4	1,000.00000000	0.00000000	0.00000000	6.41766696	71.37373762	0.00000000	0.00000000	0.00000000	1,000.00000000
F	05493QAU9	1,000.00000000	0.00000000	0.00000000	4.16666704	46.80022848	0.00000000	0.00000000	0.00000000	1,000.00000000
G	05493QAW5	1,000.00000000	0.00000000	0.00000000	4.16666620	46.80023011	0.00000000	0.00000000	0.00000000	1,000.00000000
H	05493QAY1	1,000.00000000	0.00000000	0.00000000	4.16666667	60.80737650	0.00000000	0.00000000	0.00000000	1,000.00000000
J-RR	05493QBA2	911.40166810	0.00000000	0.00000000	5.84907250	117.95006367	0.00000000	3.04507620	0.00000000	908.35659191
R	05493QBC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05493QAC9	999.99999998	0.00000000	0.93941587	0.00000000	0.00000000	0.00000000	0.00000000	0.93941587	999.53362841
X-F	05493QAJ4	1,000.00000000	0.00000000	2.25100044	0.00000000	0.00000000	0.00000000	0.00000000	2.25100044	1,000.00000000
X-G	05493QAL9	1,000.00000000	0.00000000	2.25100083	0.00000000	0.00000000	0.00000000	0.00000000	2.25100083	1,000.00000000
X-H	05493QAN5	1,000.00000000	0.00000000	2.25100077	0.00000000	0.00000000	0.00000000	0.00000000	2.25100077	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-2	07/01/26 - 07/30/26	30	0.00	552,742.80	0.00	552,742.80	0.00	0.00	0.00	552,742.80	0.00
A-3	07/01/26 - 07/30/26	30	0.00	2,213,357.69	0.00	2,213,357.69	0.00	0.00	0.00	2,213,357.69	0.00
X-A	07/01/26 - 07/30/26	30	0.00	474,333.62	0.00	474,333.62	0.00	0.00	0.00	474,333.62	0.00
X-F	07/01/26 - 07/30/26	30	0.00	20,295.02	0.00	20,295.02	0.00	0.00	0.00	20,295.02	0.00
X-G	07/01/26 - 07/30/26	30	0.00	16,238.72	0.00	16,238.72	0.00	0.00	0.00	16,238.72	0.00
X-H	07/01/26 - 07/30/26	30	0.00	26,383.98	0.00	26,383.98	0.00	0.00	0.00	26,383.98	0.00
A-S	07/01/26 - 07/30/26	30	0.00	457,130.42	0.00	457,130.42	0.00	0.00	0.00	457,130.42	0.00
B	07/01/26 - 07/30/26	30	0.00	248,819.37	0.00	248,819.37	0.00	0.00	0.00	248,819.37	0.00
C	07/01/26 - 07/30/26	30	0.00	185,168.95	0.00	185,168.95	17,088.25	0.00	0.00	168,080.70	17,088.25
D	07/01/26 - 07/30/26	30	609,965.70	81,010.21	0.00	81,010.21	81,010.21	0.00	0.00	0.00	694,890.47
E	07/01/26 - 07/30/26	30	814,711.93	81,010.21	0.00	81,010.21	81,010.21	0.00	0.00	0.00	900,950.69
F	07/01/26 - 07/30/26	30	382,789.24	37,566.67	0.00	37,566.67	37,566.67	0.00	0.00	0.00	421,950.86
G	07/01/26 - 07/30/26	30	306,282.35	30,058.33	0.00	30,058.33	30,058.33	0.00	0.00	0.00	337,616.86
H	07/01/26 - 07/30/26	30	661,131.05	48,837.50	0.00	48,837.50	48,837.50	0.00	0.00	0.00	712,723.26
J-RR	07/01/26 - 07/30/26	30	2,711,695.87	142,395.67	0.00	142,395.67	142,395.67	0.00	0.00	0.00	2,871,494.30
Totals			5,486,576.14	4,615,349.16	0.00	4,615,349.16	437,966.84	0.00	0.00	4,177,382.32	5,956,714.69

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,412,864.52
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,626,577.06	Master Servicing Fee	1,692.43
Interest Reductions due to Nonrecoverability Determination	(372,000.00)	Certificate Administrator Fee	7,623.33
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	309.64
ARD Interest	0.00	Operating Advisor Fee	1,269.52
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	216.75
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,254,577.06	Total Fees	11,111.67

Principal		Expenses/Reimbursements
Scheduled Principal	0.00	Reimbursement for Interest on Advances	26,161.97
Unscheduled Principal Collections		ASER Amount	13,296.12
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	26,625.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	309,614.58	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	74,132.38
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	309,614.58	Total Expenses/Reimbursements	140,215.47

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,177,382.32
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	235,482.20
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,412,864.52
Total Funds Collected	4,564,191.64	Total Funds Distributed	4,564,191.66

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	719,163,073.60	719,163,073.60	Beginning Certificate Balance	719,163,073.60
(-) Scheduled Principal Collections	0.00	0.00	(-) Principal Distributions	235,482.20
(-) Unscheduled Principal Collections	309,614.58	309,614.58	(-) Realized Losses	74,132.38
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	74,132.38
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	718,853,459.02	718,853,459.02	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	719,163,073.60	719,163,073.60	Ending Certificate Balance	718,853,459.02
Ending Actual Collateral Balance	718,853,459.02	718,853,459.02

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	2,158,160.71	0.00	UC / (OC) Change	0.00
Current Period Advances	74,132.38	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	2,232,293.09	0.00	Net WAC Rate	7.70%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	32,500,000.00	4.52%	25	7.2900	NAP	Defeased	6	32,500,000.00	4.52%	25	7.2900	NAP
4,999,999 or less	6	18,080,000.00	2.52%	26	7.2490	1.103429	1.39 or less	29	464,103,459.02	64.56%	27	7.7242	0.910876
5,000,000 to 9,999,999	17	106,740,000.00	14.85%	26	7.5840	1.281972	1.40 to 1.69	9	131,350,000.00	18.27%	25	7.9235	1.469741
10,000,000 to 19,999,999	13	171,033,459.02	23.79%	26	7.8548	1.333825	1.70 to 1.99	3	65,900,000.00	9.17%	26	4.6761	1.750000
20,000,000 to 29,999,999	2	42,500,000.00	5.91%	25	7.6853	1.375294	2.00 or more	4	25,000,000.00	3.48%	26	7.9850	2.090000
30,000,000 to 39,999,999	2	69,000,000.00	9.60%	26	7.9052	0.970870	Totals	51	718,853,459.02	100.00%	26	7.4706	1.180618
40,000,000 to 47,499,999	0	0.00	0.00%	0	0.0000	0.000000
47,500,000 or higher	5	279,000,000.00	38.81%	27	7.0870	0.978530
Totals	51	718,853,459.02	100.00%	26	7.4706	1.180618
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	32,500,000.00	4.52%	25	7.2900	NAP
							Defeased	1	32,500,000.00	4.52%	25	7.2900	NAP
California	1	18,000,000.00	2.50%	26	8.6250	1.450000
							Industrial	2	16,850,000.00	2.34%	27	8.4228	1.384303
Connecticut	3	61,315,000.00	8.53%	25	7.8218	1.421796
							Lodging	5	119,033,459.02	16.56%	27	8.5692	1.072335
Georgia	1	8,000,000.00	1.11%	27	8.3900	1.350000
							Mixed Use	2	62,600,000.00	8.71%	27	7.8905	0.742620
Illinois	2	12,480,000.00	1.74%	27	8.0064	1.170513
							Multi-Family	11	247,450,000.00	34.42%	27	6.4680	1.099683
Michigan	1	9,250,000.00	1.29%	27	8.3200	1.470000
							Office	6	128,725,000.00	17.91%	25	7.7909	1.292020
New Jersey	1	25,000,000.00	3.48%	26	7.9850	2.090000
							Retail	2	98,500,000.00	13.70%	26	7.8619	1.345076
New York	12	242,225,000.00	33.70%	27	7.3210	1.065812
							Self Storage	4	13,195,000.00	1.84%	27	7.5555	1.135843
North Carolina	2	29,300,000.00	4.08%	23	7.3124	1.504846
							Totals	33	718,853,459.02	100.00%	26	7.4706	1.180618
Oregon	1	17,500,000.00	2.43%	27	8.3600	1.410000

Pennsylvania	4	140,750,000.00	19.58%	27	6.7047	1.322568

Texas	4	122,533,459.02	17.05%	27	7.9760	0.536578

Totals	33	718,853,459.02	100.00%	26	7.4706	1.180618

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	32,500,000.00	4.52%	25	7.2900	NAP	Defeased	6	32,500,000.00	4.52%	25	7.2900	NAP
	4.99999 or less	3	65,900,000.00	9.17%	26	4.6761	1.750000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	5.00000 to 6.49999	1	65,000,000.00	9.04%	27	6.0700	1.160000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	6.50000 to 6.99999	1	7,700,000.00	1.07%	27	6.9900	0.990000	25 months or greater	45	686,353,459.02	95.48%	26	7.4792	1.141345
	7.00000 to 7.49999	13	84,330,000.00	11.73%	25	7.3063	1.142553	Totals	51	718,853,459.02	100.00%	26	7.4706	1.180618
	7.50000 to 7.99999	16	255,725,000.00	35.57%	26	7.9071	1.140973
	8.00000 or greater	11	207,698,459.02	28.89%	27	8.3710	0.947969
	Totals	51	718,853,459.02	100.00%	26	7.4706	1.180618
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	32,500,000.00	4.52%	25	7.2900	NAP	Defeased	6	32,500,000.00	4.52%	25	7.2900	NAP
	56 months or less	45	686,353,459.02	95.48%	26	7.4792	1.141345	Interest Only	45	686,353,459.02	95.48%	26	7.4792	1.141345
	57 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Others	0	0.00	0.00%	0	0.0000	0.000000
	Totals	51	718,853,459.02	100.00%	26	7.4706	1.180618	Totals	51	718,853,459.02	100.00%	26	7.4706	1.180618
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	32,500,000.00	4.52%	25	7.2900	NAP			No outstanding loans in this group
Underwriter's Information		1	12,500,000.00	1.74%	27	8.1300	1.250000
	12 months or less	42	658,003,459.02	91.54%	26	7.4605	1.137357
	13 months to 24 months	2	15,850,000.00	2.20%	27	7.7412	1.221230
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	51	718,853,459.02	100.00%	26	7.4706	1.180618
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A2	30322039	MF	Philadelphia	PA	Actual/360	4.676%	201,333.81	0.00	0.00	N/A	10/08/28	--	50,000,000.00	50,000,000.00	08/08/26
1A4	30322040				Actual/360	4.676%	40,266.76	0.00	0.00	N/A	10/08/28	--	10,000,000.00	10,000,000.00	08/08/26
1A5	30322041				Actual/360	4.676%	23,757.39	0.00	0.00	N/A	10/08/28	--	5,900,000.00	5,900,000.00	08/08/26
2	30322042	MF	New York	NY	Actual/360	6.070%	339,751.39	0.00	0.00	N/A	11/06/28	--	65,000,000.00	65,000,000.00	08/06/26
3A1	30510217	LO	Philadelphia	PA	Actual/360	8.705%	412,278.47	0.00	0.00	N/A	11/06/28	--	55,000,000.00	55,000,000.00	08/06/26
3A4	30510218				Actual/360	8.705%	74,959.72	0.00	0.00	N/A	11/06/28	--	10,000,000.00	10,000,000.00	08/06/26
4A4	30322043	RT	West Hartford	CT	Actual/360	7.795%	201,370.83	0.00	0.00	N/A	09/06/28	--	30,000,000.00	30,000,000.00	08/06/26
4A5	30322044				Actual/360	7.795%	107,397.78	0.00	0.00	N/A	09/06/28	--	16,000,000.00	16,000,000.00	08/06/26
4A6	30322045				Actual/360	7.795%	67,123.61	0.00	0.00	N/A	09/06/28	--	10,000,000.00	10,000,000.00	08/06/26
5A1-1	30322046	MU	Sugar Land	TX	Actual/360	7.966%	377,278.61	0.00	0.00	N/A	11/06/28	--	55,000,000.00	55,000,000.00	08/06/26
6	30322049	MF	Houston	TX	Actual/360	8.000%	0.00	0.00	0.00	N/A	11/06/28	--	54,000,000.00	54,000,000.00	09/06/24
7A1	30510202	RT	Buffalo	NY	Actual/360	7.950%	34,229.17	0.00	0.00	N/A	11/01/28	--	5,000,000.00	5,000,000.00	08/01/26
7A2-1	30510203				Actual/360	7.950%	154,031.25	0.00	0.00	N/A	11/01/28	--	22,500,000.00	22,500,000.00	08/01/26
7A2-2	30510204				Actual/360	7.950%	102,687.50	0.00	0.00	N/A	11/01/28	--	15,000,000.00	15,000,000.00	08/01/26
8	30322050	OF	Brooklyn	NY	Actual/360	7.990%	268,330.83	0.00	0.00	N/A	11/06/28	--	39,000,000.00	39,000,000.00	08/06/26
9A3	30322051	MU	Collegeville	PA	Actual/360	7.290%	62,775.00	0.00	0.00	N/A	09/06/28	--	10,000,000.00	10,000,000.00	08/06/26
9A5	30322052				Actual/360	7.290%	31,387.50	0.00	0.00	N/A	09/06/28	--	5,000,000.00	5,000,000.00	08/06/26
9A7	30322053				Actual/360	7.290%	31,387.50	0.00	0.00	N/A	09/06/28	--	5,000,000.00	5,000,000.00	08/06/26
9A9	30322054				Actual/360	7.290%	31,387.50	0.00	0.00	N/A	09/06/28	--	5,000,000.00	5,000,000.00	08/06/26
9A10	30322055				Actual/360	7.290%	31,387.50	0.00	0.00	N/A	09/06/28	--	5,000,000.00	5,000,000.00	08/06/26
9A11	30322056				Actual/360	7.290%	15,693.75	0.00	0.00	N/A	09/06/28	--	2,500,000.00	2,500,000.00	08/06/26
10A2	30322057	OF	Red Bank	NJ	Actual/360	7.985%	68,759.72	0.00	0.00	N/A	10/06/28	--	10,000,000.00	10,000,000.00	08/06/26
10A3	30322058				Actual/360	7.985%	34,379.86	0.00	0.00	N/A	10/06/28	--	5,000,000.00	5,000,000.00	08/06/26
10A4	30322059				Actual/360	7.985%	34,379.86	0.00	0.00	N/A	10/06/28	--	5,000,000.00	5,000,000.00	08/06/26
10A5	30322060				Actual/360	7.985%	34,379.86	0.00	0.00	N/A	10/06/28	--	5,000,000.00	5,000,000.00	08/06/26
11A3	30510124	OF	Charlotte	NC	Actual/360	7.388%	127,229.17	0.00	0.00	N/A	06/06/28	--	20,000,000.00	20,000,000.00	08/06/26
11A5-2	30510215				Actual/360	7.388%	19,084.38	0.00	0.00	N/A	06/06/28	--	3,000,000.00	3,000,000.00	08/06/26
12A5	30322061	OF	New York	NY	Actual/360	7.960%	102,816.67	0.00	0.00	N/A	10/01/28	--	15,000,000.00	15,000,000.00	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
12A6-2	30322062				Actual/360	7.960%	6,854.44	0.00	0.00	N/A	10/01/28	--	1,000,000.00	1,000,000.00	08/01/26
12A7	30322063				Actual/360	7.960%	39,241.69	0.00	0.00	N/A	10/01/28	--	5,725,000.00	5,725,000.00	08/01/26
13A2-5	30322064	OF	New York	NY	Actual/360	7.440%	64,066.67	0.00	0.00	N/A	07/06/28	--	10,000,000.00	10,000,000.00	08/06/26
13A2-8	30322065				Actual/360	7.440%	32,033.33	0.00	0.00	N/A	07/06/28	--	5,000,000.00	5,000,000.00	08/06/26
13A3-6	30322066				Actual/360	7.440%	32,033.33	0.00	0.00	N/A	07/06/28	--	5,000,000.00	5,000,000.00	08/06/26
14	30510177	LO	Bishop	CA	Actual/360	8.625%	133,687.50	0.00	0.00	N/A	10/06/28	--	18,000,000.00	18,000,000.00	08/06/26
15	30322067	LO	Portland	OR	Actual/360	8.360%	125,980.56	0.00	0.00	N/A	11/06/28	--	17,500,000.00	17,500,000.00	08/06/26
16	30322068	MF	Bronx	NY	Actual/360	7.597%	107,940.71	0.00	0.00	N/A	11/06/28	--	16,500,000.00	16,500,000.00	08/06/26
17	30322069	LO	Austin	TX	Actual/360	8.120%	75,817.18	309,614.58	0.00	N/A	11/06/28	--	10,843,073.60	10,533,459.02	08/06/26
18	30322070	MF	Bronx	NY	Actual/360	8.130%	87,510.42	0.00	0.00	N/A	11/06/28	--	12,500,000.00	12,500,000.00	08/06/26
19	30322071	IN	Rochester Hills	MI	Actual/360	8.320%	66,271.11	0.00	0.00	N/A	11/06/28	--	9,250,000.00	9,250,000.00	08/06/26
20A2	30322072	LO	Atlanta	GA	Actual/360	8.390%	57,797.78	0.00	0.00	N/A	11/06/28	--	8,000,000.00	8,000,000.00	08/06/26
21	30510255	MF	Pittsburgh	PA	Actual/360	7.080%	47,858.83	0.00	0.00	N/A	11/06/28	--	7,850,000.00	7,850,000.00	07/06/26
22	30510256	MF	New York	NY	Actual/360	6.990%	46,347.58	0.00	0.00	N/A	11/05/28	--	7,700,000.00	7,700,000.00	08/05/26
23	30322073	MU	New York	NY	Actual/360	7.344%	48,062.40	0.00	0.00	N/A	11/06/28	--	7,600,000.00	7,600,000.00	08/06/26
24	30510233	IN	Edwardsville	IL	Actual/360	8.548%	55,941.91	0.00	0.00	N/A	11/06/28	--	7,600,000.00	7,600,000.00	08/06/26
25	30510260	MF	Concord	NC	Actual/360	7.038%	38,181.15	0.00	0.00	N/A	11/06/28	--	6,300,000.00	6,300,000.00	08/06/26
26	30510181	MF	New York	NY	Actual/360	7.410%	35,094.58	0.00	0.00	N/A	10/06/28	--	5,500,000.00	5,500,000.00	02/06/25
27	30510178	SS	Various	CT	Actual/360	8.104%	37,090.43	0.00	0.00	N/A	10/06/28	--	5,315,000.00	5,315,000.00	08/06/26
28	30510257	SS	Rockford	IL	Actual/360	7.163%	30,100.52	0.00	0.00	N/A	11/06/28	--	4,880,000.00	4,880,000.00	08/06/26
29	30322074	MF	Brooklyn	NY	Actual/360	7.190%	26,003.83	0.00	0.00	N/A	10/06/28	--	4,200,000.00	4,200,000.00	08/06/26
30	30510232	SS	Houston	TX	Actual/360	7.222%	18,656.83	0.00	0.00	N/A	11/06/28	--	3,000,000.00	3,000,000.00	08/06/26
31	30322075	MF	Philadelphia	PA	Actual/360	7.060%	12,158.89	0.00	0.00	N/A	11/06/28	--	2,000,000.00	2,000,000.00	11/06/24
Totals							4,254,577.06	309,614.58	0.00				719,163,073.60	718,853,459.02
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2	15,596,429.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A4	15,596,429.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A5	15,596,429.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,695,716.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	36,439,855.68	5,882,666.06	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A4	36,439,855.68	5,882,666.06	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A4	28,875,365.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A5	28,875,365.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A6	28,875,365.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1-1	11,201,784.54	1,600,437.35	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	1,946,660.00	01/01/26	03/31/26	06/11/26	45,795,507.27	1,022,105.77	(823.52)	3,356,525.48	5,014,032.25	74,132.38
7A1	4,808,443.37	1,011,606.17	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A2-1	4,808,443.37	1,011,606.17	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A2-2	4,808,443.37	1,011,606.17	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,160,518.28	516,483.53	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9A3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9A5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9A7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9A9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9A10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9A11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10A2	9,401,694.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A3	9,401,694.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A4	9,401,694.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A5	9,401,694.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A3	10,472,145.81	11,065,814.78	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11A5-2	10,472,145.81	11,065,814.78	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12A5	11,249,228.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
12A6-2	11,249,228.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A7	11,249,228.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A2-5	30,496,753.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A2-8	30,496,753.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A3-6	30,496,753.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,608,161.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,325,932.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,638,014.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	606,534.00	0.00	--	--	03/11/26	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,152,423.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20A2	5,377,562.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	47,841.93	47,841.93	0.00	0.00
22	544,434.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	820,327.99	926,665.84	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	892,016.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	635,735.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	(643,003.00)	0.00	--	--	01/12/26	1,619,455.79	118,559.01	24,680.71	499,349.91	8,819.51	0.00
27	522,305.34	539,358.24	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	373,127.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	367,993.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	278,392.31	266,231.42	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	36,181.00	0.00	--	--	01/12/26	488,067.37	38,247.84	9,162.26	211,901.28	21,592.75	0.00
Totals	443,103,594.53	42,727,616.57				47,903,030.43	1,178,912.62	80,861.39	4,115,618.60	5,044,444.51	74,132.38

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
17	30322069	309,614.58	Partial Liquidation (Curtailment)	0.00	0.00
Totals		309,614.58		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	3	61,500,000.00	0	0.00	0	0.00	0	0.00	1	309,614.58	0	0.00	7.470626%	7.452495%	26
07/17/26	0	0.00	0	0.00	4	72,343,073.60	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.470905%	7.452775%	27
06/17/26	0	0.00	0	0.00	4	72,343,073.60	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.470905%	7.452775%	28
05/15/26	0	0.00	1	10,843,073.60	3	61,500,000.00	0	0.00	0	0.00	0	0.00	1	2,156,926.40	0	0.00	7.470905%	7.452775%	29
04/17/26	0	0.00	0	0.00	4	74,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.472846%	7.454717%	30
03/17/26	0	0.00	0	0.00	4	74,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.472846%	7.454717%	31
02/18/26	0	0.00	0	0.00	4	74,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.472846%	7.454717%	32
01/16/26	1	65,000,000.00	0	0.00	4	74,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.472846%	7.454717%	33
12/17/25	0	0.00	0	0.00	4	74,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.472846%	7.454717%	34
11/18/25	0	0.00	1	13,000,000.00	3	61,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.472846%	7.454717%	35
10/20/25	0	0.00	0	0.00	4	74,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.472846%	7.454717%	36
09/17/25	0	0.00	2	78,000,000.00	3	61,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.472846%	7.454717%	37
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	30322049	09/06/24	22	6	(823.52)	3,356,525.48	7,140,578.55	54,000,000.00	10/07/24	98
21	30510255	07/06/26	0	A	47,841.93	47,841.93	0.00	7,850,000.00
26	30510181	02/06/25	17	6	24,680.71	499,349.91	94,512.08	5,500,000.00	05/07/25	2
31	30322075	11/06/24	20	6	9,162.26	211,901.28	90,932.94	2,000,000.00	02/11/25	2
Totals					80,861.39	4,115,618.60	7,326,023.57	69,350,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		43,000,000	43,000,000	0		0
25 - 36 Months		675,853,459	614,353,459	61,500,000		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	718,853,459	657,353,459	0	0	61,500,000	0
Jul-26	719,163,074	646,820,000	0	0	72,343,074	0
Jun-26	719,163,074	646,820,000	0	0	72,343,074	0
May-26	719,163,074	646,820,000	0	10,843,074	61,500,000	0
Apr-26	721,320,000	646,820,000	0	0	74,500,000	0
Mar-26	721,320,000	646,820,000	0	0	74,500,000	0
Feb-26	721,320,000	646,820,000	0	0	74,500,000	0
Jan-26	721,320,000	581,820,000	65,000,000	0	74,500,000	0
Dec-25	721,320,000	646,820,000	0	0	74,500,000	0
Nov-25	721,320,000	646,820,000	0	13,000,000	61,500,000	0
Oct-25	721,320,000	646,820,000	0	0	74,500,000	0
Sep-25	721,320,000	581,820,000	0	78,000,000	61,500,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	30322049	54,000,000.00	54,000,000.00	27,700,000.00	12/29/25	1,946,660.00	0.44000	03/31/26	11/06/28	I/O
17	30322069	10,533,459.02	10,533,459.02	22,500,000.00	12/02/25	429,314.00	0.41000	09/30/25	11/06/28	I/O
26	30510181	5,500,000.00	5,500,000.00	4,675,000.00	07/30/25	(643,003.00)	(1.69000)	09/30/25	10/06/28	I/O
31	30322075	2,000,000.00	2,000,000.00	1,900,000.00	09/19/25	36,181.00	0.26000	12/31/25	11/06/28	I/O
Totals		72,033,459.02	72,033,459.02	56,775,000.00		1,769,152.00

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	30322049	MF	TX	10/07/24	98

8/11/2026 - The loan transferred to special servicing for payment default on 10/9/24. Property is an 881 unit multi-family complex in Houston, TX southwest of George Bush Airport in Greenpoint. Property experienced damage during the Wind

Storm in M ay 2024 and Beryl in July 2024. Borrower declared bankruptcy prior to implementation of the receiver. Relief from stay granted 7/24. Lender filed for Receivership 8/11/25 and was granted the receivership 8/20/25. Bankruptcy has now been dismissed. Receive r is in control and continuing to try and drive leasing. Occupancy is now 20% as of 7/22/26 as move outs continue to outpace move-ins with ICE raids at the property impacting residents. Receiver is moving forward with a capex project on a phase of units t o jumpstart leasing that has been approved. Lender will continue working to improve occupancy and making high ROC capital repairs.

17	30322069	LO	TX	07/07/25	2

8/11/2026 - The loan is 60+days delinquent and transferred to Special Servicing on 7/9/2025. Collateral is a 161 room extended stay hotel, operating as a Staybridge Suites, located in the Airport submarket of Austin, TX. Legal counsel has been re tained and Notice of Default has been issued. Lender will continue to review Borrower''s request for FF&E and PIP reimbursements as they occur. Forbearance discussions fell through and Lender is moving towards foreclosure on the collateral. Foreclosur e will be posted for the August 4, 2026 sale

26	30510181	MF	NY	05/07/25	2

8/11/2026 - Loan transferred to the Special Servicer on 5/9/2025 due to delinquent payments. The Loan is secured by a four-story, walk-up, multi-family apartment building with ten free market residential units in the Central Harlem neighborhood in New York, NY. Counsel has been retained. Lender sent out a NOD. Borrower made an initial proposal that was unsatisfactory to Lender and ultimately rejected. Borrower has made an additional proposal that is under review. Motion for a receiver was granted o n 6/12/2026. Request for an order of reference, which will start the process of completing the foreclosure, is still underway. Lender is moving forward with these enforcement actions while continuing discussions with

Borrower. Receiver is now in place, wh ich will give Lender a better understanding of the property financials and condition.

31	30322075	MF	PA	02/11/25	2

8/11/2026 - The Loan transferred on 02/14/2025 due to Delinquent Payments after Borrower failed to make the December 2024 Payment. Loan does not have a lockbox in place; however, the Loan Documents note springing provisions.

Collateral is a 6-unit walk-up low-rise multifamily property located in Philadelphia, PA. Built in 1928, and renovated in 2023, the Property is improved with two, four-story buildings totaling 6,700 sq. ft. and situated on a 0.07 acre site. The unit mix consists of a 1BR/1BA un it (16.7% of Units) and five 2BR/2BA bi-level units (83.3% of Units). The Court granted Lender's motion to appoint a receiver (Trigild) on 4/29/2026. Receiver is capturing rent collections and discussing lease renewals with two tenants. Property is fully occupied with some capex needs. Borrower has not turned over prior rents and security deposits. No additional proposals have been received. Continuing to dual-track workout discussions with foreclosure.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(5.39)	0.00	0.00	0.00
5A1-1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	13.87	0.00	0.00	0.00
6	0.00	0.00	11,625.00	0.00	0.00	0.00	0.00	372,000.00	0.00	0.00	0.00	0.00
17	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	26,110.09	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	43.40	0.00	0.00	0.00
26	0.00	0.00	5,000.00	0.00	0.00	10,329.99	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	5,000.00	0.00	0.00	2,966.13	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	26,625.00	0.00	0.00	13,296.12	0.00	372,000.00	26,161.97	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		438,083.09

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27